Basis Of Presentation	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
Basis Of Presentation
NOTE 2 — BASIS OF PRESENTATION
 The accompanying interim consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).
The accompanying consolidated financial statements include the following entities and chartered-in vessels:
		Country of incorporation	Statement of income
Company name	Vessel name		2012	2011
Chilali Corp.	Navios Aurora II	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Customized Development S.A.	Navios Fulvia	Liberia	1/1 — 6/30	1/1 — 6/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/1 — 6/30	5/19 — 6/30
Kohylia Shipmanagement S.A	Navios Luz	Marshall Is.	1/1 — 6/30	5/19 — 6/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	6/15 —6/30	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	—	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	—	—
Chartered-in vessel
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Other
JTC Shipping and Trading Ltd. (*)	Holding Company	Malta	1/1 — 6/30	1/1 — 6/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is	1/1 — 6/30	1/1 — 6/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/1 — 6/30	1/1 — 6/30

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.

The accompanying interim condensed consolidated financial statements of Navios Partners are unaudited, but, in the opinion of management, contain all adjustments necessary to present a fair statement of results, in all material respects, Navios Partners' condensed consolidated financial position as of June 30, 2012 and December 31, 2011 and the condensed consolidated results of operations for the three and six months ended June 30, 2012 and 2011. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under US GAAP for complete financial statements. All such adjustments are deemed to be of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in Navios Partners' Annual Report on Form 20-F for the year ended December 31, 2011.